VIA EDGAR

February 6, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam New York Tax Exempt Income Trust (Reg. No. 2-83909) (811-3741) (the "Income Fund") Post-Effective Amendment No. 17 to Registration Statement on Form N-1A; Putnam New York Tax Exempt Opportunities Fund (Reg. No. 33-37001) (811-6176) Post-Effective Amendment No. 6 to Registration Statement on Form N-1A (the "Opportunities Fund"); Putnam New York Tax Exempt Money Market Fund (Reg. No. 33-17344) (811-5335) Post-Effective Amendment No. 10 to Registration Statement on Form N-1A (the "Money Market Fund") (each a "Fund" and, collectively, the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectuses and Statements of Additional Information that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Nos. 17, 6, and 10 to the Income Fund, the Opportunities Fund and the Money Market Fund's Registration Statement, respectively, on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 31, 1996.

      Comments or questions concerning this certificate may be directed to Frederick S. Marius at 1-800-225-2465, ext. 1796.

                         Very truly yours,

                         Putnam New York Tax Exempt Income Trust
                         Putnam New York Tax Exempt Opportunities
                              Fund
                         Putnam New York Tax Exempt Money Market
                              Fund


                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President


cc:  Joseph Turo, Esq.